Concentrations	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
CONCENTRATIONS
20.	CONCENTRATIONS

Major Customers

For the year ended December 31, 2018, two customers each accounted for approximately 16% and 13%, respectively, of the Company's revenues from continuing operations. For the year ended December 31, 2017, two customers each accounted for approximately 44% and 12%, respectively, of the Company's revenues from continuing operations. For the year ended December 31, 2016, one customer accounted for approximately 92% of the Company's revenues from continuing operations.

For the year ended December 31, 2016, one customer accounted for approximately 92% of the Company's revenues from discontinued operations.

No other customer accounted for more than 10% of the Company's revenues for the years ended December 31, 2016, 2017 and 2018.

Major Suppliers

For the year ended December 31, 2018, two suppliers each accounted for approximately 31% and 17%, respectively, of the Company's purchases from continuing operations. For the year ended December 31, 2017, two suppliers each accounted for approximately 40% and 23%, respectively, of the Company's purchases from continuing operations. For the year ended December 31, 2016, one supplier each accounted for 95% of the Company's purchases from continuing operations.

For the year ended December 31, 2016, one supplier accounted for 94% of the Company's purchases from discontinued operations.

No other suppliers accounted for more than 10% of the Company's purchases for the years ended December 31, 2016, 2017 and 2018.

Revenues by categories

The following represents the revenues by categories, all derived from China:

	For the years ended December 31,
	2018	2017	2016
Categories
Product sales
Medical Devices	$221,414	$827,032	$1,305,372
Respiratory and Oxygen Homecare	-	-	5,956
Mobile Medicine (sleep apnea diagnostic products)	120,930	54,979	12,080,164
OSAS service (analysis and detection)	217,042	-	-
Total Revenues	559,386	882,011	13,391,492
Less: revenues from discontinued operations	-	-	(329,119)
Revenues from continuing operations	$559,386	$882,011	$13,062,373